Operations and Summary of Significant Accounting Policies - Property Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	$ 2,248.9	$ 1,856.0
Accumulated depreciation and amortization	(1,026.3)	(931.2)
Property, plant and equipment, net	1,222.6	924.8
Land [Member]
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	97.2	63.6
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	40
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	527.9	404.1
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	15
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	1,358.1	1,166.4
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Property, Plant and Equipment [Abstract]
Gross property, plant and equipment	$ 265.7	$ 221.9